CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Comprehensive Income [Abstract]
Collaboration revenues	$ 19,632	$ 14,919
Operating expenses:
Research and development	59,673	74,125
General and administrative	22,138	29,525
Total operating expenses	81,811	103,650
Operating loss	(62,179)	(88,731)
Change in fair value of derivative liability		(84)
Interest income, net	1,702	1,936
Net loss	$ (60,477)	$ (86,879)
Share information:
Net loss per share of common stock, basic (in USD per share)	$ (1.46)	$ (2.59)
Net loss per share of common stock, diluted (in USD per share)	$ (1.46)	$ (2.59)
Weighted-average shares of common stock outstanding, basic (in shares)	41,456,210	33,524,197
Weighted-average shares of common stock outstanding, diluted (in shares)	41,456,210	33,524,197
Comprehensive loss
Net loss	$ (60,477)	$ (86,879)
Unrealized gain on marketable securities		440
Less: reclassification to net loss of previous unrealized gain on marketable securities		(399)
Comprehensive loss	$ (60,477)	$ (86,838)